UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01612

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-2

Address of principal executive offices:	655 Broad Street, 17th Floor, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2017

Date of reporting period:	9/30/2017

Item 1. Schedule of Investments

VCA-2

Schedule of Investments

as of September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.0%
COMMON STOCKS
Aerospace & Defense — 3.9%
Boeing Co. (The)	25,219	$6,410,922
United Technologies Corp.	22,886	2,656,607

		9,067,529

Air Freight & Logistics — 0.5%
Fedex Corp.	5,214	1,176,174

Automobiles — 0.8%
Tesla, Inc.*	5,784	1,972,922

Banks — 10.9%
Bank of America Corp.	196,482	4,978,854
BB&T Corp.	64,082	3,008,009
Citigroup, Inc.	58,141	4,229,176
JPMorgan Chase & Co.	80,534	7,691,802
PNC Financial Services Group, Inc. (The)	25,630	3,454,155
Wells Fargo & Co.	39,097	2,156,200

		25,518,196

Biotechnology — 3.4%
Celgene Corp.*	30,211	4,405,368
Shire PLC, ADR	11,826	1,811,034
Vertex Pharmaceuticals, Inc.*	11,502	1,748,764

		7,965,166

Building Products — 0.4%
Johnson Controls International PLC	20,349	819,861

Capital Markets — 1.4%
Goldman Sachs Group, Inc. (The)	14,289	3,389,208

Chemicals — 2.2%
Dow Chemicals Co. (The)	37,743	2,612,948
FMC Corp.	27,270	2,435,484

		5,048,432

Communications Equipment — 1.0%
Cisco Systems, Inc.	70,571	2,373,303

Consumer Finance — 2.4%
Capital One Financial Corp.	34,781	2,944,560
SLM Corp.*	225,002	2,580,773

		5,525,333

Containers & Packaging — 0.6%
Sealed Air Corp.	31,523	1,346,663

Electric Utilities — 2.7%
Exelon Corp.	66,248	2,495,562
PG&E Corp.	55,305	3,765,717

		6,261,279

Electrical Equipment — 1.0%
Eaton Corp. PLC	30,804	2,365,439

Electronic Equipment, Instruments & Components — 1.0%
Flex Ltd.*	147,578	2,445,368

Energy Equipment & Services — 1.2%
Halliburton Co.	59,687	2,747,393

Equity Real Estate Investment Trust (REITs) — 1.0%
American Tower Corp.	17,896	2,446,025

Food & Staples Retailing — 1.1%
Wal-Mart Stores, Inc.	34,030	2,659,104

Food Products — 1.7%
Conagra Brands, Inc.	69,041	2,329,443
Mondelez International, Inc. (Class A Stock)	39,580	1,609,323

		3,938,766

Health Care Equipment & Supplies — 1.1%
Zimmer Biomet Holdings, Inc.	21,520	2,519,777

Health Care Providers & Services — 3.4%
Cigna Corp.	15,452	2,888,597
Laboratory Corp. of America Holdings*	17,153	2,589,588
UnitedHealth Group, Inc.	12,757	2,498,458

		7,976,643

Hotels, Restaurants & Leisure — 2.6%
Carnival Corp.	26,624	1,719,112
Hyatt Hotels Corp. (Class A Stock)*	41,073	2,537,901
McDonald’s Corp.	11,805	1,849,607

		6,106,620

Household Durables — 0.7%
Newell Brands, Inc.	40,598	1,732,317

Household Products — 1.7%
Procter & Gamble Co. (The)	43,011	3,913,141

Industrial Conglomerates — 0.6%
General Electric Co.	56,132	1,357,272

Insurance — 3.2%
Brighthouse Financial, Inc.*	20,159	1,225,667
Chubb Ltd. (Switzerland)	23,938	3,412,362
MetLife, Inc.	53,934	2,801,871

		7,439,900

Internet & Direct Marketing Retail — 2.6%
Amazon.com, Inc.*	3,443	3,309,928
Netflix, Inc.*	15,247	2,765,043

		6,074,971

Internet Software & Services — 6.6%
Alibaba Group Holding Ltd. (China), ADR*	23,901	4,127,942
Alphabet, Inc. (Class A Stock)*	2,254	2,194,765
eBay, Inc.*	51,249	1,971,037
Facebook, Inc. (Class A Stock)*	21,474	3,669,262
Tencent Holdings Ltd. (China), ADR	79,527	3,492,428

		15,455,434

IT Services — 2.3%
DXC Technology Co.	20,605	1,769,557
Visa, Inc. (Class A Stock)	35,073	3,691,083

		5,460,640

Media — 4.2%
Charter Communications, Inc. (Class A Stock)*	8,853	3,217,357
Comcast Corp. (Class A Stock)	78,993	3,039,651
Liberty Global PLC (United Kingdom) (Class C Stock)*	40,269	1,316,796
Twenty-First Century Fox, Inc. (Class A Stock)	58,578	1,545,288
Viacom, Inc. (Class B Stock)	29,747	828,157

		9,947,249

Oil, Gas & Consumable Fuels — 5.6%
Anadarko Petroleum Corp.	24,012	1,172,986
Chevron Corp.	34,224	4,021,320
Noble Energy, Inc.	43,264	1,226,967
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	68,753	4,165,073
Suncor Energy, Inc. (Canada)	72,580	2,542,477

		13,128,823

Pharmaceuticals — 5.8%
Allergan PLC	9,996	2,048,680
Bristol-Myers Squibb Co.	38,868	2,477,446
Eli Lilly & Co.	28,509	2,438,660
Merck & Co., Inc.	46,673	2,988,472
Pfizer, Inc.	101,984	3,640,829

		13,594,087

Road & Rail — 1.8%
Ryder Systems, Inc.	18,713	1,582,184
Union Pacific Corp.	22,761	2,639,593

		4,221,777

Semiconductors & Semiconductor Equipment — 4.0%
Broadcom Ltd.	13,552	3,286,902
NVIDIA Corp.	20,328	3,634,037
Texas Instruments, Inc.	27,789	2,491,006

		9,411,945

Software — 7.7%
Activision Blizzard, Inc.	50,035	3,227,758
Adobe Systems, Inc.*	19,917	2,971,218
Microsoft Corp.	79,039	5,887,615
PTC, Inc.*	41,472	2,334,044
salesforce.com, Inc.*	38,188	3,567,523

		17,988,158

Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc.	48,067	7,408,086

Textiles, Apparel & Luxury Goods — 1.8%
adidas AG (Germany), ADR	19,371	2,192,797
Coach, Inc.	51,441	2,072,044

		4,264,841

Wireless Telecommunication Services — 0.9%
Vodafone Group PLC (United Kingdom), ADR	77,883	2,216,550

TOTAL COMMON STOCKS (cost $155,191,878)		227,284,392

SHORT-TERM INVESTMENT — 3.2%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $7,498,437)(a)	7,498,437	7,498,437

TOTAL INVESTMENTS — 100.2% (cost $162,690,315)		234,782,829
Liabilities in excess of other assets — (0.2)%		(348,496)

NET ASSETS — 100%		$234,434,333

The following abbreviations are used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	PGIM Investments LLC, the manager of the Account, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$9,067,529	$—	$—
Air Freight & Logistics	1,176,174	—	—
Automobiles	1,972,922	—	—
Banks	25,518,196	—	—
Biotechnology	7,965,166	—	—
Building Products	819,861	—	—
Capital Markets	3,389,208	—	—
Chemicals	5,048,432	—	—
Communications Equipment	2,373,303	—	—
Consumer Finance	5,525,333	—	—
Containers & Packaging	1,346,663	—	—
Electric Utilities	6,261,279	—	—
Electrical Equipment	2,365,439	—	—
Electronic Equipment, Instruments & Components	2,445,368	—	—
Energy Equipment & Services	2,747,393	—	—
Equity Real Estate Investment Trust (REITs)	2,446,025	—	—
Food & Staples Retailing	2,659,104	—	—
Food Products	3,938,766	—	—
Health Care Equipment & Supplies	2,519,777	—	—
Health Care Providers & Services	7,976,643	—	—
Hotels, Restaurants & Leisure	6,106,620	—	—
Household Durables	1,732,317	—	—
Household Products	3,913,141	—	—
Industrial Conglomerates	1,357,272	—	—
Insurance	7,439,900	—	—
Internet & Direct Marketing Retail	6,074,971	—	—
Internet Software & Services	15,455,434	—	—
IT Services	5,460,640	—	—
Media	9,947,249	—	—
Oil, Gas & Consumable Fuels	13,128,823	—	—
Pharmaceuticals	13,594,087	—	—
Road & Rail	4,221,777	—	—
Semiconductors & Semiconductor Equipment	9,411,945	—	—
Software	17,988,158	—	—
Technology Hardware, Storage & Peripherals	7,408,086	—	—
Textiles, Apparel & Luxury Goods	4,264,841	—	—
Wireless Telecommunication Services	2,216,550	—	—
Affiliated Mutual Fund	7,498,437	—	—

Total	$234,782,829	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Notes to Schedules of Investments (unaudited)

Securities Valuation: The Account holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members (the “Committee”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The valuation procedures permit the Account to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Committee’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Account’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Account’s Statement of Net Assets.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Account Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Committee. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Account may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund, a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

The Account may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Account is available in the Account’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Prudential Variable Contract Account-2

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 20, 2017

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date November 20, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date November 20, 2017

*	Print the name and title of each signing officer under his or her signature.